[Ameritas Life Insurance Corp. Logo]

Donald R. Stading
Senior Vice President, Secretary and
Corporate General Counsel
--------------------------------------------------------------------------------
(402) 467-7465 (Direct)                    5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                   P.O. Box 81889 / Lincoln, NE / 68501-1889
                                                                  (402) 467-1122



May 3, 2001
                                              Transmitted via EDGAR on 5/03/2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:     Ameritas Life Insurance Corp (Depositor)
        Ameritas Life Insurance Corp. Separate Account LLVL (Registrant) File No. 33-86500
        Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2001, for Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account"), File No. 33-86500, as otherwise required by Rule 497(b) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(b) would not have differed from that contained in Post-Effective Amendment No. 9 to the Separate Account's registration statement for File No. 33-86500 on Form S-6 filed with the SEC April 13, 2001; and

     2. The text of Post-Effective Amendment No. 9 to the Separate Account's registration statement for File No. 33-86500 on Form S-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please contact me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Senior Vice President, Secretary and
Corporate General Counsel




LLVL 5-3-01 497(j).doc